Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Equity Awards

We historically granted stock options on an annual basis following the close of trading on the day before our December board meeting, which occurs in the middle of December. At its December 18, 2025 board meeting, our board of directors approved the recommendation of the compensation committee to change the form of equity awards we issue on an annual basis from stock options to restricted stock units and to delay issuance until the first day of the next calendar year. We did not issue any stock options or restricted stock units to our directors and officers or the directors and officers of Donegal Mutual during 2025. We granted restricted stock unit awards to our officers and the officers of Donegal Mutual on January 1, 2026. The compensation committee and our board of directors do not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such equity awards. During 2025, we did not grant equity awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any periodic report we filed on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information. In addition to the regular-cycle equity award grants, the compensation committee may also make “off-cycle” grants of equity awards at other compensation committee meetings in connection with an employee’s initial hire or promotion or for other reasons.

Award Timing Method	We historically granted stock options on an annual basis following the close of trading on the day before our December board meeting, which occurs in the middle of December. At its December 18, 2025 board meeting, our board of directors approved the recommendation of the compensation committee to change the form of equity awards we issue on an annual basis from stock options to restricted stock units and to delay issuance until the first day of the next calendar year. We did not issue any stock options or restricted stock units to our directors and officers or the directors and officers of Donegal Mutual during 2025. We granted restricted stock unit awards to our officers and the officers of Donegal Mutual on January 1, 2026.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee and our board of directors do not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such equity awards.
MNPI Disclosure Timed for Compensation Value	false